Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Significant Accounting Policies
Foreign currency transactions and translation

Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the remeasurement of monetary items denominated in foreign currency at year-end exchange rates are recognized in profit or loss.

Accounts receivable, notes receivable and allowance for credit losses

Net accounts receivable and notes receivables are stated at the amount management expects to collect from outstanding balances. The allowance for doubtful accounts is based on historical experience and management’s evaluation of outstanding receivables at the end of the period. Receivables are written off when deemed uncollectible.

Cash		Cash is comprised of bank balances held in banks and cash held at the Company’s operating premises in California.
Restricted cash and restricted cash equivalents

The Company classifies restricted cash and restricted cash equivalents outside of cash and cash equivalents when it is not available for general use in operations. Restricted cash equivalents include highly liquid investments with original maturities of less than three months. As at December 31, 2021, $1,496,875 of restricted cash was held in escrow (December 31, 2020 - $582,622,025).

Inventories

Biological assets consist of cannabis on plants. The costs of growing cannabis, including but not limited to labor, utilities, nutrition and irrigation determined at normal capacity, are capitalized into inventory until the time of harvest.

Raw material inventory consists of acquired biomass for use in manufactured products and is initially valued at cost.

Work-in-process consists of cannabis and manufactured products which are in process and not yet ready for re-sale at which point they are transferred to finished goods. Costs capitalized to work-in-process include direct labor and overhead determined at normal capacity.

Inventories of finished goods and packaging supplies purchased from third parties are initially valued at cost, and subsequently at the lower of cost and net realizable value. The Company measures inventory cost of third-party products and manufactured products using the first-in first-out method.

The cost of finished goods for manufactured products includes manufacturing costs such as materials, labor, depreciation expense on right-of-use assets involved in cultivation and processing, packaging, labelling, inspection and overhead determined at normal capacity to turn raw materials into finished goods.

All direct and indirect costs related to inventory are capitalized as they are incurred, and they are subsequently recorded within cost of sales on the consolidated statements of operations and comprehensive loss at the time cannabis products are sold.

Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs to sell. The Company reviews inventories for obsolete, redundant and slow-moving goods and any such inventories identified are written down to net realizable value.

Intangible assets

Intangible assets with finite lives are stated at the amount initially recognized less accumulated amortization and accumulated impairment losses. Intangible assets with finite life are amortized on a straight-line basis as follows:

License	Greater of lease term or estimated useful life
Cultivation network	7 years
Brand	5 – 20 years
Customer relationship	9 years

The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

Goodwill

Goodwill represents the excess of the purchase price paid for the acquisition of an entity over the fair value of the net tangible and intangible assets acquired. Goodwill is either assigned to a specific reporting unit or allocated between reporting units based on a reasonable and supportable basis.

A reporting unit is an operating segment, or a business unit one level below that operating segment, for which discrete financial information is prepared and regularly reviewed by segment management. Goodwill is not subject to amortization and is tested annually for impairment, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. The Company reviews goodwill annually at fiscal year-end or at interim periods if events or circumstances indicate the carrying value may not be recoverable.

The Company assesses the fair values of its intangible assets, and its reporting units for goodwill testing purposes, as necessary, using an income-based approach. Under the income-based approach, fair value is based on the present value of estimated future cash flows.

The Company assesses goodwill for impairment annually in the third quarter, or more frequently if events or changes in circumstances indicate that it might be impaired by comparing its carrying value to the reporting unit’s fair value. Refer to Note 10 for goodwill impairment recognized during the year ended December 31, 2021.

The Company may elect to first perform a qualitative assessment to determine whether it is more-likely-than-not that the reporting unit’s fair value is less than its carrying value indicating the potential for goodwill impairment. If factors indicate this is the case, then a quantitative test is performed and an impairment is recorded for any excess carrying value above the reporting unit’s fair value, not to exceed the amount of goodwill.

Business combinations

The Company accounts for business combinations using the acquisition method when it has obtained control. The Company measures goodwill as the fair value of the consideration transferred including the fair value of any non-controlling interest recognized, less the net recognized amount of the identifiable assets acquired and liabilities assumed, all measured at their fair value as at the acquisition date. Transaction costs, other than those associated with the issue of debt or equity securities, that the Company incurs in connection with a business combination are expensed as incurred.

Any contingent consideration is measured at fair value at the acquisition date. If the contingent consideration is classified as equity it is not remeasured. Otherwise, subsequent changes in the fair value of the contingent consideration are recognized in earnings.

The Company recognizes indemnification assets acquired in a business combination at the same time that it recognizes the indemnified item, measured on the same basis as the indemnified item, subject to the need for the valuation allowance for uncollectible amounts.

When the initial accounting for a business combination has not been finalized by the end of the reporting period in which the transaction occurs, the Company reports provisional amounts. Provisional amounts are adjusted during the measurement period, which does not exceed one year from the acquisition date. These adjustments, or recognition of additional assets or liabilities, reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.

Investments in non-marketable securities

Investments in equity securities of nonpublic entities without readily determinable fair values are carried at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

Impairment of long-lived assets

The Company reviews long-lived assets, including property and equipment and definite life intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. In order to determine if assets have been impaired, assets are grouped and tested at the lowest level for which identifiable independent cash flows are available (“asset group”). When indicators of potential impairment are present the Company prepares a projected undiscounted cash flow analysis for the respective asset or asset group. If the sum of the undiscounted cash flows is less than the carrying value of the asset or asset group, an impairment loss is recognized equal to the excess of the carrying value over the fair value, if any. Fair value can be determined using a market approach, income approach or cost approach. Recognized impairment losses are not reversed.

Share-based compensation

The Company has an equity incentive plan which includes issuances of incentive share options, nonqualified share options, share appreciation rights, restricted share units, deferred share units and performance share units. From time to time, the Company also enters into share-based compensation arrangements with non-employees.

The accounting for these arrangements is consistent with those of employees.

The Company measures equity settled share-based payments based on their fair value at the grant date and recognizes compensation expense on a graded basis over the vesting period. The amount recognized as an expense is net of estimated forfeitures, such that the amount ultimately recognized is based on the number of awards that ultimately vest.

Share-based payment awards that are subject to market-based performance conditions consider the market-based performance condition in the valuation on the grant date. Compensation cost is not adjusted if the market condition is not met, so long as the requisite service is provided. If the market condition is met prior to the end of the service period, the Company would immediately recognize any unrecognized compensation cost based on the grant date fair value.

For share-based payment awards that are subject to performance-based conditions, the Company records compensation expense over the estimated service period once the achievement of the performance-based milestone is considered probable. At each reporting date, the Company assesses whether achievement of a milestone is considered probable, and if so, records compensation expense based on the portion of the service period elapsed to date with respect to that milestone, with a cumulative catch-up, net of estimated forfeitures. The Company recognizes remaining compensation expense with respect to a milestone, if any, over the remaining estimated service period.

The Company measures cash-settled share-based payments as liabilities at fair value. At each reporting date, obligations related to cash-settled share-based plans are re-measured at fair value with reference to the fair value of the Company’s share price and the number of units that have been vested. The corresponding share-based compensation expense or recovery is recognized on a graded basis over the vesting period.

The fair value of the share options granted are measured using the Black Scholes option pricing model, taking into account the terms and conditions upon which the stock share were granted.

For share-based compensation granted to non-employees, the compensation expense is measured at the fair value of the equity instruments granted and recognized as the services are received.

Revenue recognition

The Company earns revenue from the sale of cannabis direct-to-consumer (“DTC”) and to wholesale customers. The Company has a diverse customer base across its wholesale and retail revenue streams in the state of California.

The Company recognizes revenue to depict the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

In order to recognize revenue, the Company applies the following five (5) steps:

1)	Identify the contract with a customer
2)	Identify the performance obligation(s)
3)	Determine the transaction price
4)	Allocate the transaction price to the performance obligations(s)
5)	Recognize revenue when/as performance obligations(s) are satisfied

Revenue earned from providing distribution services is recognized at a point in time when the distribution process is complete and control over the goods has transferred to the end customer. In transactions where the Company acts as the principal the transaction revenue is presented gross.

The majority of the Company’s revenue is cash at point of sale. Payment is due upon transferring the goods or providing services to the customer or within a specified time period permitted under the Company’s credit policy. In those cases where the Company provides goods or services on credit, the Company considers whether or not collection is probable in determining if a contract exists under ASC 606 Revenue from Contracts with Customers. Costs associated with goods or services are expensed in the year performance obligations are satisfied.

The Company has a customer loyalty program whereby customers are awarded points with online delivery purchases. Once a customer achieves a certain point level, points can be used to pay for the purchase of product, up to a maximum number of points per transaction. Points expire after 6 months of no activity in a customer’s account.

Unredeemed awards are recorded as deferred revenue. At the time customers redeem points, the redemption is recorded as an increase to revenue. Deferred revenue is included in other accrued expenses within accounts payable and accrued liabilities.

The Company’s Return Policy conforms to the Medicinal and Adult-Use Cannabis Regulation and Safety Act (“MAUCRSA”), which was signed into law in September 2017 and creates the general framework for the regulation of commercial medicinal and adult-use cannabis in California. The Company determined that no provision for returns or refunds was necessary as at December 31, 2021.

Sales of products are for cash or otherwise agreed-upon credit terms. The Company’s payment terms vary by customer; however, the time period between when revenue is recognized and when payment is due is not significant. The Company estimates and reserves for its bad debt exposure based on its experience with past due accounts and collectability, write-off history, the aging of accounts receivable and an analysis of customer data.

The following table represents the Company’s disaggregated revenue by sales channel for the year ended December 31, 2021:

December 31, 2021
Direct to consumer	$54,238,607
Wholesale	119,176,274
$173,414,881

Leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and accrued obligations under operating lease (current and non-current)

in the balance sheets. Finance lease ROU assets are included in finance ROU assets and accrued obligations under finance lease (current and non-current) in the balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are classified as a finance lease or an operating lease. A finance lease is a lease in which 1) ownership of the property transfers to the lessee by the end of the lease term; 2) the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise; 3) the lease is for a major part of the remaining economic life of the underlying asset; 4) the present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already included in the lease payments equals or exceeds substantially all of the fair value; or 5) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. Leases that do not meet the finance lease criteria are classified as operating leases.

ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the incremental borrowing rate is used based on the information available at commencement date in determining the present value of lease payments. The Company uses the implicit rate when readily determinable. The ROU assets also include any lease payments made and excludes lease incentives. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.

For finance leases, lease expenses are the sum of interest on the lease obligations and amortization of the ROU assets. ROU assets are amortized based on the lesser of the lease term and the useful life of the leased asset according to the property and equipment accounting policy. If ownership of the ROU assets transfers to the Company at the end of the lease term or if the Company is reasonably certain to exercise a purchase option, amortization is calculated using the estimated useful life of the leased asset, according to the property and equipment accounting policy. For operating leases, the lease expenses are generally recognized on a straight-line basis over the lease term and recorded in operating expenses in the statements of net loss and comprehensive loss.

The Company has elected to apply the practical expedient in ASC 842 Leases, for each class of underlying asset, except real estate leases, to not separate non-lease components from the associated lease components of the lessee’s contract and account for both components as a single lease component. Additionally, for certain equipment leases, the Company applies a portfolio approach to effectively account for the operating lease ROU assets and liabilities.

The Company has elected not to recognize ROU assets and lease liabilities for short-term leases that have a lease term of 12 months or less that do not include an option to purchase the underlying asset that the Company is reasonably certain to exercise. Short-term leases include real estate and vehicles and are not significant in comparison to the Company’s overall lease portfolio. The Company continues to recognize the lease payments associated with these leases as expenses on a straight-line basis over the lease term.

Basis of consolidation

These interim condensed consolidated financial statements include the accounts of the Company and all subsidiaries. Subsidiaries are entities in which the Company has a controlling voting interest or is the primary beneficiary of a variable interest entity. Subsidiaries are fully consolidated from the date control is transferred to the Company and are de-consolidated from the date control ceases. All intercompany accounts and transactions have been eliminated on consolidation. The interim condensed consolidated financial statements include all the assets, liabilities, revenues, expenses and cash flows of the Company and its subsidiaries after eliminating intercompany balances and transactions.

Use of estimates

The preparation of these interim condensed consolidated financial statements and accompanying notes in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

Property and equipment

Property and equipment are recorded at cost less accumulated depreciation. Major additions and improvements are capitalized, while maintenance and repairs are expensed as incurred. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the respective accounts and any related gain or loss is recognized in the consolidated statements of operations and comprehensive loss.

Depreciation is calculated on a straight-line basis over the expected useful lives of the assets, which are as follows:

Leasehold improvements	Shorter of lease term or estimated useful life
Production equipment	1 - 7 years
Furniture and fixtures	2 - 7 years
Office equipment	2 - 7 years
Vehicles	3 - 7 years
Building	30 years

An asset’s residual value, useful life and depreciation method are reviewed at each financial year-end and adjusted if appropriate. Depreciation of property and equipment commences when the asset is available for use.

Property and equipment acquired in a business combination is depreciated over the remaining useful life of the asset.

Gains and losses on disposal of an item of property and equipment are determined by comparing the proceeds from disposal with the carrying amount of the item and are recognized in the consolidated statements of operations and comprehensive loss.

Income taxes

Income taxes are comprised of current and deferred taxes. These taxes are accounted for using the liability method. Current tax is recognized in connection with income for tax purposes, unrealized tax benefits and the recovery of tax paid in a prior period and measured using the enacted tax rates and laws applicable to the taxation period during which the income for tax purposes arose. Deferred tax is recognized on the difference between the carrying amount of an asset or a liability, as reflected in the financial statements, and the corresponding tax base, used in the computation of income for tax purposes (“temporary difference”) and measured using the enacted tax rates and laws as at the balance sheet date that are expected to apply to the income that the Company expects to arise for tax purposes in the period during which the difference is expected to reverse. Management assesses the likelihood that a deferred tax asset will be realized, and a valuation allowance is provided to the extent that it is more likely than not that all or a portion of a deferred tax asset will not be realized. The determination of both current and deferred taxes reflects the Company’s interpretation of the relevant tax rules and judgment.

An unrealized tax benefit may arise in connection with a period that has not yet been reviewed by the relevant tax authority. A change in the recognition or measurement of an unrealized tax benefit is reflected in the period during which the change occurs.

Income taxes are recognized in the consolidated statement of operations and comprehensive loss, except when they relate to an item that is recognized in other comprehensive loss or directly in equity, in which case, the taxes are also recognized in other comprehensive loss or directly in equity respectively. Where income taxes arise from the initial accounting for a business combination, these are included in the accounting for the business combination.

Interest and penalties in respect of income taxes are not recognized in the consolidated statement of operations and comprehensive loss as a component of income taxes but as a component of interest expense.

As the Company operates in the cannabis industry, it is subject to the limits of U.S. Internal Revenue Code (“U.S. IRC”) Section 280E (“Section 280E”) under which the Company is only allowed to deduct expenses directly related to the cost of producing the products or cost of production.

The Company recognizes uncertain income tax positions at the largest amount that is more-likely-than-not to be sustained upon examination by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Recognition or measurement is reflected in the period in which the likelihood changes. Any interest and penalties related to unrecognized tax liabilities are presented within income tax expense (recovery) in the consolidated statements of operations and comprehensive loss.

Research and development		Research and development costs are expensed as incurred. Research and development expense was approximately $32,265 for the year ended December 31, 2021, respectively (December 31, 2020 - $nil).
Critical accounting estimates and judgments

The preparation of consolidated financial statements in conformity with GAAP requires the Company’s management to make judgments, estimates and assumptions about future events that affect the amounts reported in the consolidated financial statements. Although these estimates are based on management’s best knowledge of the amount, event or actions, actual results may differ from those estimates. Estimates and judgments are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that management considers to be reasonable.

Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Variable interest entities

The Company assesses all variable interests in entities and uses judgment when determining if the Company is the primary beneficiary. Qualitative factors that are considered include decision-making responsibilities, the VIE capital structure, risk and rewards sharing, contractual agreements with the VIE, voting rights and the level of involvement of other parties. Refer to Note 34 for further details.

Business combinations

In determining the fair value of net identifiable assets acquired in a business combination, including any acquisition-related contingent consideration, estimates including market based and appraisal values are used. One of the most significant areas of judgment and estimation relates to the determination of the fair value of these assets and liabilities, including the fair value of contingent consideration, if applicable. If any intangible assets are identified, depending on the type of intangible asset and the complexity of determining its fair value, an independent external valuation expert may develop the fair value, using appropriate valuation techniques, which are generally based on a forecast of the total expected future net cash flows. These valuations are linked closely to the assumptions made by management regarding the future performance of the assets concerned and any changes in the discount rate applied. In addition, management applies judgment in determining the amount, if any, that leases acquired in a business combination are off-market resulting in an adjustment to the right-of-use assets. In particular, management’s judgment is used in determining the premium over basic market rents that would be applied by a lessor where the leased premise is being used for cannabis-related businesses. Finally, determining whether amounts should be included as part of consideration requires judgment.

Leases

The Company applies judgment in determining whether a contract contains a lease and whether a lease is classified as an operating lease or a finance lease. The Company determines the lease term as the non-cancellable term of the lease, which may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The lease term is used in determining classification between operating lease and finance lease, calculating the lease liability and determining the incremental borrowing rate.

The Company has several lease contracts that include extension and termination options. The Company applies judgment in evaluating whether it is reasonably certain to exercise the option to renew or terminate the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination. After the commencement date of the lease, the Company reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to renew or to terminate (e.g., construction of significant leasehold improvements or significant customization to the leased asset).

The Company also applies judgment in allocating the consideration in a contract between lease and non-lease components. It considers whether the Company can benefit from the right-of-use asset either on its own or together with other resources and whether the asset is highly dependent on or highly interrelated with another right-of-use asset.

The Company is required to discount lease payments using the rate implicit in the lease if that rate is readily available. If that rate cannot be readily determined, the lessee is required to use its incremental borrowing rate. The Company generally uses the incremental borrowing rate when initially recording real estate leases. Information from the lessor regarding the fair value of underlying assets and initial direct costs incurred by the lessor related to the leased assets is not available.

The Company determines the incremental borrowing rate of each lease by estimating the credit rating of the Company at the time the lease is recognized, referencing market yields corresponding to the credit rating and weighted average life of the lease, and factoring in other lease-specific factors such as assumed collateral.

Share-based compensation

In determining the fair value of share-based payments, the Company makes assumptions, such as the expected life of the award, the volatility of the Company’s share price, the risk-free interest rate, and the rate of forfeitures. Refer to Note 22 for further information.

Goodwill

Goodwill is tested for impairment annually and whenever events or changes in circumstances indicate that the carrying amount of goodwill may have been impaired. In order to determine that the value of goodwill may have been impaired, the Company performs a qualitative assessment to determine whether it is more-likely-than-not that the reporting unit’s fair value is less than its carrying value, indicating the potential for goodwill impairment. A number of factors, including historical results, business plans, forecasts and market data are used to determine the fair value of the reporting unit. Changes in the conditions for these judgments and estimates can significantly affect the assessed value of goodwill. Refer to Note 10 for further information.

Long-lived assets

Depreciation and amortization of property and equipment, right-of-use assets and intangible assets are dependent upon estimates of useful lives, which are determined through the exercise of judgment. The assessment of any impairment of these assets is dependent upon estimates of recoverable amounts that consider factors such as economic and market conditions and the useful lives of assets. The Company uses judgment in: (i) assessing whether there are impairment triggers affecting long-lived assets, (ii) determining the asset groups and (iii) determining the recoverable amount and if necessary, estimating the fair value. Refer to Notes 9, 10 and 13 for further information.

Fair value measurement

The Company uses valuation techniques to determine the fair value of financial instruments (where active market quotes are not available) and non-financial assets. This involves developing estimates and assumptions consistent with how market participants would price the instrument. The Company bases its assumptions on observable data as far as possible, but this is not always available. In that case, the Company uses the best information available. Estimated fair values may vary from the actual prices that would be achieved in an arm’s length transaction at the reporting date. Refer to Note 33 for further information on recurring and non-recurring fair value measurements.

Deferred tax assets and uncertain tax positions

The Company recognizes deferred tax assets and liabilities based on the differences between the financial statement carrying amounts and the respective tax bases of its assets and liabilities. The Company measures deferred tax assets and liabilities using current enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to reverse. The Company routinely evaluates the likelihood of realizing the benefit of its deferred tax assets and may record a valuation allowance if, based on all available evidence, it determines that some portion of the tax benefit will not be realized.

In evaluating the ability to recover deferred tax assets within the jurisdiction from which they arise, the Company considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax-planning strategies and results of operations. In projecting future taxable income, the Company considers historical results and incorporates assumptions about the amount of future state, federal and foreign pretax operating income adjusted for items that do not have tax consequences. The Company’s assumptions regarding future taxable income are consistent with the plans and estimates that are used to manage its underlying businesses. In evaluating the objective evidence that historical results provide, the Company considers three years of cumulative operating income/(loss). The income tax expense, deferred tax assets and liabilities and liabilities for unrecognized tax benefits reflect the Company’s best assessment of estimated current and future taxes to be paid. Deferred tax asset valuation allowances and liabilities for unrecognized tax benefits require significant judgment regarding applicable statutes and their related interpretation, the status of various income tax audits and the Company’s particular facts and circumstances. Although the Company believes that the judgments and estimates discussed herein are reasonable, actual results, including forecasted COVID-19 business recovery, could differ, and the Company may be exposed to losses or gains that could be material. To the extent the Company prevails in matters for which a liability has been established or is required to pay amounts in excess of the established liability, the effective income tax rate in a given financial statement period could be materially affected.

Principal versus agent

The Company enters into certain transactions with suppliers whereby the Company obtains title immediately before selling the product to customers. The Company has applied judgment in assessing whether the Company is acting as an agent or a principal in the transaction with the customer.

In management’s judgment, the Company is acting as the principal in these transactions. In applying its judgment, management has considered that the Company takes control (and title) to the product prior to sale to the end customer. In assessing the indicators that are laid out in ASC 606, management has considered the following:

•	From the customer’s perspective, the only party they interact with is the Company. The customer does not know the origin of the product and there is no brand recognition associated with the product (i.e., the products do not carry a brand name, and instead the labels only carry information with respect to the contents of the package).

•	If the customer returns the product, the Company will decide whether to take the product back and refund the customer, and the Company will have no right to compensation from the supplier. As a result, the Company has back-end inventory risk.

•	The Company has discretion in setting prices and in many cases the supplier does not know the amount the Company sold the products for.

Non-controlling interest and redeemable non-controlling interest

The Company consolidates entities in which the Company has a controlling financial interest. The Company consolidates subsidiaries in which the Company holds, directly or indirectly, more than 50% of the voting rights, and VIEs in which the Company is the primary beneficiary. Non-controlling interests represent third-party equity ownership interests (including equity ownership interests held by certain VIEs) in the Company’s consolidated entities. Net income attributable to non-controlling interests is disclosed in the consolidated statement of operations and comprehensive loss.

Non-controlling interest is presented in mezzanine equity as redeemable non-controlling interest (“redeemable NCI”) when it is contingently redeemable and the contingency is not within the Company’s control. Redeemable NCI is initially recognized at fair value and is subsequently adjusted for the non-controlling interest’s share of net income or net loss. At the end of each reporting period, the Company determines the redemption amount and if the redemption amount is greater than the carrying value, the redeemable NCI is remeasured and changes are recognized immediately.

Assets classified as held for sale

Assets are classified as held for sale when the Company commits to a plan to sell the asset, the asset is available for immediate sale in its present condition and an active program to locate a buyer at a reasonable price has been initiated. The sale of these assets is generally expected to be completed within one year. Once it has been determined that assets meet the criteria to be classified as held for sale, and prior to classifying as such, the Company considers whether the assets are impaired and recognizes any impairment. Assets classified as held for sale are not depreciated. However, interest attributable to the liabilities associated with assets classified as held for sale and other related expenses are recorded as expenses in the Company’s consolidated statements of operations and comprehensive loss.

Operating segments

Operating segments are components of the Company that engage in business activities which generate revenues and incur expenses (including intercompany revenues and expenses related to transactions conducted with other components of the Company). The operations of an operating segment are distinct, and the operating results are regularly reviewed by the CODM for the purposes of resource allocation decisions and assessing its performance.

The Company has assessed the above criteria and has determined that the entity as a whole is one operating segment.

Earnings (loss) per share

Basic earnings (loss) per share (“Basic EPS”) is calculated by dividing the net earnings available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share (“Diluted EPS”) is calculated using the treasury method of calculating the weighted average number of common shares outstanding. The treasury method assumes that outstanding share options with an average exercise price below the market price of the underlying shares are exercised, and the assumed proceeds are used to repurchase common shares of the Company at the average price of the common shares for the period.

Cost of sales

Cost of sales represents costs directly related to the acquisition of third-party products, and manufacturing and distribution of the Company’s products. Primary costs include cost of third-party inventories and in the case of manufactured products, includes raw materials, packaging, direct labor, overhead, shipping and handling, the depreciation of right-of-use assets, and cultivation taxes and tariffs. Manufacturing overhead and related expenses include salaries, wages, employee benefits, utilities, maintenance and property taxes. Cost of sales also includes inventory valuation adjustments. The Company recognizes the cost of sales as the associated revenues are recognized.

Fair value

Fair value is the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Fair value measurements for invested assets are categorized into levels within a fair value hierarchy based on the nature of the valuation inputs (Levels 1, 2 or 3). The three levels are defined based on the observability of significant inputs to the measurement, as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;

•	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•	Level 3: one or more significant inputs used in a valuation technique are unobservable in determining fair values of the asset or liability.

Determination of fair value and the resulting hierarchy requires the use of observable market data whenever available. The classification of an asset or liability in the hierarchy is based upon the lowest level of input that is significant to the measurement of fair value.

The carrying value of the Company’s cash, restricted cash and restricted cash equivalents, accounts receivable, notes and other receivables, indemnification assets, security deposits, accounts payable and accrued expenses and consideration payable approximate their fair value due to their short-term nature.

Contingent consideration, investments at fair value through profit or loss and share repurchase liabilities are measured at fair value on a recurring basis.

Advertising

The Company expenses advertising costs when the advertising first takes place. Advertising expense was approximately $3,369,772 for the year ended December 31, 2021, respectively (December 31, 2020 - $nil).

Emerging growth company

The Company is an “Emerging Growth Company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it has taken advantage of certain exemptions from various reporting requirements that are not applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act of 1934 as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a Company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Sale lease back

From time to time, the Company may enter into sale-leaseback transactions pursuant to which the Company sells a property to a third party and agrees to lease the property back for a certain period of time. To determine whether the transfer of the property should be accounted for as a sale, the Company evaluates whether it has transferred control to the third party in accordance with the revenue recognition guidance set forth in ASC 606 - Revenue.

If the transfer of the asset is deemed to be a sale at market terms, the Company recognizes the transaction price for the sale based on the proceeds, derecognizes the carrying amount of the underlying asset and recognizes a gain or loss in the consolidated statements of operations and comprehensive loss for any difference between the carrying value of the asset and the transaction price. The Company then accounts for the leaseback in accordance with its lease accounting policy.

If the transfer of the asset is determined not to be a sale at market terms, the Company accounts for the transaction as a financing arrangement, and accordingly no sale is recognized. The Company retains the historical costs of the property and the related accumulated depreciation on its books and continues to depreciate the property over the lesser of its remaining useful life or its initial lease term. The asset is presented within property and equipment, net on the consolidated balance sheets. All proceeds from these transactions are accounted for as finance obligations and presented as non-current obligation on the consolidated balance sheets. A portion of the lease payments is recognized as a reduction of the financing obligation and a portion is recognized as interest expense based on an imputed interest rate.

Discontinued operations

The Company accounts for discontinued operations when there is a disposal of a component group or a group of components that represents a strategic shift that will have a major effect on the Company’s operations and financial results. The Company aggregates the results of operations for discontinued operations into a single line item in the interim condensed consolidated statements of operations and comprehensive loss for all periods presented. General corporate overhead is not allocated to discontinued operations. See Note 14 for additional information.

Accounting standards adopted

Debt with conversion options and other options

In August 2020, the FASB issued ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which is intended to address issues identified as a result of the complexity associated with applying GAAP for certain financial instruments with characteristics of liabilities and equity. The Company adopted ASU 2020-06 effective January 1, 2022, and such adoption did not have a material effect on its interim condensed consolidated financial statements.

Government Assistance

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832) (“ASU 2021-10”). This ASU requires business entities to disclose information about government assistance they receive if the transactions were accounted for by analogy to either a grant or a contribution accounting model. The disclosure requirements include the nature of the transaction and the related accounting policy used, the line items on the balance sheets and statements of operations that are affected and the amounts applicable to each financial statement line item and the significant terms and conditions of the transactions. The Company adopted ASU 2021-10 effective January 1, 2022, and as the Company did not have any government assistance outstanding, such adoption did not have an effect on its interim condensed consolidated financial statements.

Disclosure framework – fair value measurement

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) ASU 2018-13, Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (ASC 820) (“ASC 2018-13”).

ASU 2018-13 removes (a) the prior requirement to disclose the amount and reason for transfers between Level 1 and Level 2 of the fair value hierarchy contained in ASC 820, (b) the policy for timing of transfers between levels, and (c) the valuation process used for Level 3 fair value measurements. ASU 2018-13 also adds, among other items, a requirement to disclose the range and weighted average of significant unobservable inputs used in Level 3 fair value measurements. The Company adopted ASU 2018-13 effective January 1, 2020 and such adoption did not have a material effect on its financial statements.

Leases

The FASB issued ASU 2016-02 Leases (ASC 842) (“ASC 2016-02”) which modifies the classification criteria and requires lessees to recognize right-of-use assets and lease liabilities arising from most leases on the balance sheet with additional disclosures about leasing arrangements. The effective date was subsequently amended by ASU 2021-05 for non-public business entities to be effective for fiscal years beginning after December 31, 2021, with earlier application permitted.

The Company had no leases until it acquired subsidiaries in the business combination discussed in Note 3. As a result, the Company elected to early adopt ASC 842 in accordance with the transition provisions of ASU 2016-02, with a date of initial application of January 1, 2021. There was no impact on its financial statements.

Income taxes

In December 2019, the FASB issued ASU 2019-12, Income Taxes - Simplifying the Accounting for Income Taxes (ASC 740) (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. The standard is effective for non-public business entities for annual reporting periods beginning after December 15, 2021, with early adoption permitted for periods for which financial statements have not yet been made available for issuance. The Company elected to early adopt ASU 2019-12 effective January 1, 2021, in accordance with its transition provisions. The adoption did not have a material effect on its financial statements.

Investments

In January 2020, the FASB issued ASU 2020-01, Investments - Equity Securities (Topic 321), Investments - Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) (“ASU 2020-01”), which is intended to clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. ASU 2020-01 is effective for the non-public business entities for fiscal years beginning after December 15, 2021, with early adoption permitted for periods for which financial statements have not yet been made available for issuance. The Company elected to early adopt ASU 2020-01 effective January 1, 2021, in accordance with its transition provisions. The adoption did not have a material effect on its financial statements.

Accounting standards issued but not yet effective

Debt with conversion options and other options

In August 2020, the FASB issued ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which is intended to address issues identified as a result of the complexity associated with applying GAAP for certain financial instruments with characteristics of liabilities and equity. ASU 2020-06 is effective for the Company beginning January 1, 2022. The Company does not anticipate the adoption of this ASU to have an impact on its financial statements.

Allowance for credit losses

In September 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This guidance was subsequently amended by ASU 2018-19,

Codification Improvements, ASU 2019- 04, Codification Improvements, ASU 2019-05, Targeted Transition Relief, ASU 2019-10, Effective Dates, and ASU 2019-11, Codification Improvements. These ASUs are effective for Smaller Reporting Companies for fiscal years beginning after December 15, 2022, including interim periods therein. The Company is currently evaluating the effect of adopting this ASU.

Business combinations

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805) – Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”).

The amendments in this update require contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with Topic 606, Revenue from Contracts with Customers, as if it had originated the contracts. Under the current business combinations guidance, such assets and liabilities are recognized by the acquirer at fair value on the acquisition date. These ASUs are effective for Smaller Reporting Companies for fiscal years beginning after December 15, 2023, including interim periods therein. The Company is currently evaluating the effect of adopting this ASU.